Class A, C, R and Y | Invesco OFI Pictet Global Environmental Solutions Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees - Class A, C, R and Y - Invesco OFI Pictet Global Environmental Solutions Fund	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, R and Y - Invesco OFI Pictet Global Environmental Solutions Fund		Class A	Class C	Class R	Class Y
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.99%	0.99%	0.99%	0.99%
Total Annual Fund Operating Expenses		1.99%	2.74%	2.24%	1.74%
Fee Waiver and/or Expense Reimbursement	[2]	0.79%	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%	1.45%	0.95%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.20%, 1.95%, 1.45% and 0.95%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, R and Y - Invesco OFI Pictet Global Environmental Solutions Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	991	1,421	2,615
Class C	298	696	1,305	2,951
Class R	148	544	1,051	2,447
Class Y	97	389	791	1,916

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, C, R and Y - Invesco OFI Pictet Global Environmental Solutions Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	991	1,421	2,615
Class C	198	696	1,305	2,951
Class R	148	544	1,051	2,447
Class Y	97	389	791	1,916

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 21, 2017 (the predecessor fund’s (defined below) commencement of operations) through April 30, 2018, the predecessor fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies providing environmental solutions, and in derivatives and other instruments that have economic characteristics similar to such securities. For purposes of its 80% policy, the Fund will consider companies whose businesses and technologies make a substantial contribution to solving environmental challenges by focusing on water technologies, energy efficiency, renewable energy, forestry, organic agriculture, pollution control, waste management, recycling, or are otherwise involved in improving the efficiency of resource consumption. The Fund focuses its investments on equity and equity-related securities issued by U.S. and non-U.S. companies, including common, convertible and preferred stock, warrants and depositary receipts.

The Fund seeks investment exposure to a number of countries throughout the world. Under normal circumstances, the Fund will invest significantly in companies domiciled, incorporated, organized or headquartered in at least three countries outside the U.S., including developing and emerging market countries (Non-U.S. Companies). Although the Fund can invest up to 100% of its assets in the securities of Non-U.S. Companies, under normal circumstances it generally expects (but is not required) to invest at least 40% of its assets in the securities of such companies. However, if the Sub-Adviser (defined below) determines, in its sole discretion, that market conditions are not favorable, the Fund may invest less than 40% of its assets in Non-U.S. Companies, but generally will not invest less than 30% of its assets in such companies. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.

Pictet Asset Management SA (PAM or the Sub-Adviser) is the Fund’s subadviser. PAM is responsible for the day-to-day investment management of the Fund’s assets and employs the Fund’s portfolio managers. PAM’s investment team utilizes a top-down, thematic approach to investing that analyzes environmental themes and global trends that support and promote solutions to environmental challenges. The investment process used by PAM to select securities employs a model to determine the environmental impact of various industries and sub-industries. The resulting investment universe is analyzed at the issuer level by evaluating company fundamentals with the aim of investing in those companies that PAM believes are best positioned to capitalize on environmental themes and the growth of the global trends. The PAM advisory board provides guidance on those companies selected for investment that are determined to be suitable for the investment theme. Third-party environmental, social and governance ratings may be integrated into the investment process where PAM in its discretion deems them applicable, but are not required to be considered.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Depositary Receipt Risk. Changes in foreign currency exchange rates affect the value of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs) and global shares (Global Shares) and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Environmentally Responsible Investing Risk. The Fund’s environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund to underperform funds that invest in a broader array of investments. Additionally, the application of the Fund’s environmentally responsible investment themes may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments.

Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the OFI Pictet Global Environmental Solutions Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmark used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class Y shares’ returns shown for periods ending on or prior to May 24, 2019 are those of the Class Y shares of the predecessor fund. Class Y shares of the predecessor fund were reorganized into Class Y shares of the Fund after the close of business on May 24, 2019. Class Y shares’ returns of the Fund will be different from Class Y shares’ returns of the predecessor fund as they have different expenses.

Class A, Class C and Class R shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class Y shares. Although the Class A, Class C and Class R shares are invested in the same portfolio of securities, Class A, Class C and Class R shares’ returns of the Fund will be different from Class Y returns of the Fund and predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class Y shares year-to-date (ended March 31, 2019): 19.78% Best Quarter (ended September 30, 2018): 1.22% Worst Quarter (ended December 31, 2018): -15.69%
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Class A, C, R and Y - Invesco OFI Pictet Global Environmental Solutions Fund		1 Year	Since Inception	Inception Date
Class Y shares:		(16.53%)	(15.80%)	Dec. 21, 2017
Class Y shares: | Return After Taxes on Distributions		(16.69%)	(15.96%)	Dec. 21, 2017
Class Y shares: | Return After Taxes on Distributions and Sale of Fund Shares		(9.78%)	(12.10%)	Dec. 21, 2017
Class A shares:	[1]	(21.28%)	(20.49%)	May 24, 2019
Class C shares:	[1]	(18.19%)	(16.64%)	May 24, 2019
Class R shares:	[1]	(16.95%)	(16.22%)	May 24, 2019
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)		(9.41%)	(8.81%)	Dec. 21, 2017
[1]	Class A, Class C and Class R shares’ performance shown prior to the inception date is that of the predecessor fund’s Class Y shares restated to reflect the higher 12b-1 fees associated with Class A, Class C and Class R. Class Y shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class Y shares is December 21, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.